UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sheets Smith Wealth Management
Address:  120 Club Oaks Court, Suite 200
          Winston-Salem, NC  27104

Form 13F File Number:  28-06709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan E. Cox
Title:    Financial Assistant
Phone:    (336) 765-2020

Signature, Place, and Date of Signing:

       /s/ Susan E. Cox              Winston-Salem, NC         February 17, 2012
       ----------------              -----------------         -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          174
                                         -----------

Form 13F Information Table Value Total:  $   195,055
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
CORE LABORATORIES N V            COM              N22717107         706       6,200                                6,200
BROWN & BROWN INC                COM              115236101       1,153      50,930                               50,930
CANADIAN NATL RY CO              COM              136375102       2,223      28,300                               28,300
CANADIAN NAT RES LTD             COM              136385101       1,312      35,120                               35,120
CARBO CERAMICS INC               COM              140781105         361       2,930                                2,930
CAROLINA TR BK LINCOLNTON NC     COM              144200102         187      80,130                               80,130
CHICAGO BRIDGE & IRON CO N V     N Y REGISTRY SH  167250109       2,212      58,522                               58,522
CHIPOTLE MEXICAN GRILL INC       COM              169656105         381       1,127                                1,127
CITRIX SYS INC                   COM              177376100       3,463      57,025                               57,025
COACH INC                        COM              189754104       1,034      16,936                               16,936
COLGATE PALMOLIVE CO             COM              194162103         221       2,390                                2,390
COPART INC                       COM              217204106       2,658      55,497                               55,497
E M C CORP MASS                  COM              268648102       1,749      81,175                               81,175
ECOLAB INC                       COM              278865100       6,075     105,081                              105,081
ENTERPRISE PRODS PARTNERS L      COM              293792107         849      18,299                               18,299
FAMILY DLR STORES INC            COM              307000109       1,147      19,899                               19,899
FARO TECHNOLOGIES INC            COM              311642102         342       7,443                                7,443
FISERV INC                       COM              337738108       1,466      24,950                               24,950
GENERAL ELECTRIC CO              COM              369604103         273      15,240                               15,240
GENESCO INC                      COM              371532102         509       8,245                                8,245
GRAINGER W W INC                 COM              384802104       3,935      21,022                               21,022
GREAT BASIN GOLD LTD             COM              390124105         237     260,000                              260,000
HARTE-HANKS INC                  COM              416196103         115      12,635                               12,635
HAWKINS INC                      COM              420261109         914      24,800                               24,800
HOME DEPOT INC                   COM              437076102         500      11,901                               11,901
ILLINOIS TOOL WKS INC            COM              452308109         245       5,255                                5,255
INTEL CORP                       COM              458140100         357      14,726                               14,726
INTERNATIONAL BUSINESS MACHS     COM              459200101       1,475       8,021                                8,021
INTUIT                           COM              461202103       1,416      26,922                               26,922
ISHARES GOLD TRUST               ISHARES          464285105         270      17,749                               17,749
ISHARES TR                       S&P 100 IDX FD   464287101         205       3,600                                3,600
ISHARES TR                       DJ SEL DIV INX   464287168         574      10,670                               10,670
ISHARES TR                       BARCLYS TIPS BD  464287176         352       3,016                                3,016
ISHARES TR                       S&P 500 INDEX    464287200         803       6,372                                6,372
ISHARES TR                       IBOXX INV CPBD   464287242       4,930      43,333                               43,333
ISHARES TR                       S&P 500 VALUE    464287408         292       5,056                                5,056
ISHARES TR                       MSCI EAFE INDEX  464287465       2,546      51,398                               51,398
ISHARES TR                       S&P MIDCAP 400   464287507       1,919      21,908                               21,908
ISHARES TR                       RUSSELL1000GRW   464287614         617      10,675                               10,675
ISHARES TR                       RUSSELL 2000     464287655       1,239      16,803                               16,803
ISHARES TR                       RUSSELL 3000     464287689       2,031      27,385                               27,385
ISHARES TR                       DJ US REAL EST   464287739       2,045      36,000                               36,000
ISHARES TR                       S&P SMLCAP 600   464287804         570       8,340                                8,340
ISHARES TR                       S&P EURO PLUS    464287861         675      20,000                               20,000
ISHARES TR                       MSCI ACWI EX     464288240         259       7,039                                7,039
ISHARES TR                       S&P NTL AMTFREE  464288414         915       8,452                                8,452
ISHARES TR                       BARCLYS 1-3YR CR 464288646       5,273      50,603                               50,603
ISHARES TR                       US PFD STK IDX   464288687         326       9,160                                9,160
JOHNSON & JOHNSON                COM              478160104       2,263      34,505                               34,505
KANSAS CITY SOUTHERN             COM NEW          485170302         719      10,574                               10,574
KIMBERLY CLARK CORP              COM              494368103         243       3,300                                3,300
LAUDER ESTEE COS INC             CL A             518439104       5,715      50,877                               50,877
LILLY ELI & CO                   COM              532457108         260       6,244                                6,244
LOWES COS INC                    COM              548661107         295      11,606                               11,606
MCCORMICK & CO INC               COM NON VTG      579780206         514      10,200                               10,200
MCDONALDS CORP                   COM              580135101         886       8,835                                8,835
METROPCS COMMUNICATIONS INC      COM              591708102       5,847     673,652                              673,652
MICROSOFT CORP                   COM              594918104       1,103      42,506                               42,506
NIKE INC                         CL B             654106103       5,151      53,449                               53,449
NOBLE ENERGY INC                 COM              655044105       2,688      28,474                               28,474
OLD DOMINION FGHT LINES INC      COM              679580100         547      13,492                               13,492
OLD REP INTL CORP                COM              680223104         130      14,015                               14,015
OWENS & MINOR INC NEW            COM              690732102         403      14,500                               14,500
PAPA JOHNS INTL INC              COM              698813102       5,241     139,100                              139,100
PEPSICO INC                      COM              713448108       3,320      50,042                               50,042
PFIZER INC                       COM              717081103         396      18,311                               18,311
PLUM CREEK TIMBER CO INC         COM              729251108         512      14,000                               14,000
QUALCOMM INC                     COM              747525103       1,625      29,707                               29,707
ROSS STORES INC                  COM              778296103         338       7,121                                7,121
SCHEIN HENRY INC                 COM              806407102       3,154      48,960                               48,960
SCHLUMBERGER LTD                 COM              806857108         839      12,280                               12,280
SIGMA ALDRICH CORP               COM              826552101       2,601      41,645                               41,645
SMUCKER J M CO                   COM NEW          832696405       1,423      18,199                               18,199
SONOCO PRODS CO                  COM              835495102         364      11,050                               11,050
STARBUCKS CORP                   COM              855244109         725      15,749                               15,749
STRYKER CORP                     COM              863667101       2,852      57,370                               57,370
SYSCO CORP                       COM              871829107         966      32,925                               32,925
TCW STRATEGIC INCOME FUND IN     COM              872340104          71      14,700                               14,700
TEVA PHARMACEUTICAL INDS LTD     ADR              881624209         220       5,445                                5,445
TRACTOR SUPPLY CO                COM              892356106       5,066      72,211                               72,211
TRANSDIGM GROUP INC              COM              893641100         361       3,771                                3,771
TRIUMPH GROUP INC NEW            COM              896818101         404       6,920                                6,920
US BANCORP DEL                   COM NEW          902973304         953      35,225                               35,225
UNION PAC CORP                   COM              907818108         566       5,344                                5,344
V F CORP                         COM              918204108         367       2,888                                2,888
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF      921908844       1,039      19,013                               19,013
VANGUARD BD INDEX FD INC         SHORT TRM BOND   921937827         915      11,323                               11,323
VANGUARD BD INDEX FD INC         TOTAL BND MRKT   921937835         419       5,020                                5,020
VANGUARD INDEX FDS               LARGE CAP ETF    922908637         715      12,482                               12,482
VANGUARD INDEX FDS               VALUE ETF        922908744         974      18,562                               18,562
WASHINGTON REAL ESTATE INVT      SH BEN INT       939653101         375      13,727                               13,727
WATERS CORP                      COM              941848103       3,503      47,300                               47,300
AT&T INC                         COM              00206R102         438      14,470                               14,470
ABBOTT LABS                      COM              002824100         254       4,518                                4,518
ABERDEEN ASIA PACIFIC INCOM      COM              003009107         270      36,850                               36,850
AKORN INC                        COM              009728106         353      31,760                               31,760
ALEXION PHARMACEUTICALS INC      COM              015351109         507       7,084                                7,084
AMAZON COM INC                   COM              023135106         267       1,540                                1,540
APPLE INC                        COM              037833100         255         629                                  629
AUTOZONE INC                     COM              053332102         536       1,650                                1,650
BAKER HUGHES INC                 COM              057224107       2,466      50,700                               50,700
BANK OF AMERICA CORPORATION      COM              060505104         108      19,345                               19,345
BLACKROCK CORE BD TR             SHS BEN INT      09249E101         148      10,922                               10,922
BLACKROCK INTL GRWTH & INC T     COM BENE INTER   092524107         849     118,600                              118,600
CALAMOS CONV & HIGH INCOME F     COM SHS          12811P108         338      29,270                               29,270
CARDTRONICS INC                  COM              14161H108         377      13,932                               13,932
CHART INDS INC                   COM PAR $0.01    16115Q308         397       7,344                                7,344
CISCO SYS INC                    COM              17275R102         218      12,081                               12,081
COLFAX CORP                      COM              194014106         333      11,684                               11,684
CONCHO RES INC                   COM              20605P101         443       4,730                                4,730
CONTINENTAL RESOURCES INC        COM              212015101         432       6,472                                6,472
DOLLAR GEN CORP NEW              COM              256677105         598      14,534                               14,534
DUKE ENERGY CORP NEW             COM              26441C105         209       9,519                                9,519
EDISON INTL                      COM              281020107         270       6,531                                6,531
ELIZABETH ARDEN INC              COM              28660G106         407      10,999                               10,999
EXXON MOBIL CORP                 COM              30231G102       1,685      19,884                               19,884
FASTENAL CO                      COM              311900104         525      12,047                               12,047
FIRST CTZNS BANCSHARES INC N     CL A             31946M103         513       2,933                                2,933
FLOWSERVE CORP                   COM              34354P105       1,827      18,400                               18,400
GNC HLDGS INC                    COM CL A         36191G107         345      11,918                               11,918
GLOBAL PMTS INC                  COM              37940X102       1,464      30,900                               30,900
GOODRICH CORP                    COM              382388106         427       3,450                                3,450
GRACO INC                        COM              384109104         266       6,500                                6,500
HATTERAS FINL CORP               COM              41902R103       1,234      46,793                               46,793
HEXCEL CORP NEW                  COM              428291108         362      14,952                               14,952
HORNBECK OFFSHORE SVCS INC N     COM              440543106         320      10,323                               10,323
INTUITIVE SURGICAL INC           COM NEW          46120E602         576       1,243                                1,243
JPMORGAN CHASE & CO              ALERIAN ML ETN   46625H365         726      18,629                               18,629
KODIAK OIL & GAS CORP            COM              50015Q100         352      37,090                               37,090
LKQ CORP                         COM              501889208         508      16,891                               16,891
LABORATORY CORP AMER HLDGS       COM NEW          50540R409       1,227      14,275                               14,275
LIQUIDITY SERVICES INC           COM              53635B107         553      14,992                               14,992
MELA SCIENCES INC                COM              55277R100          82      22,122                               22,122
MASTERCARD INC                   CL A             57636Q104         514       1,378                                1,378
MEDCO HEALTH SOLUTIONS INC       COM              58405U102       7,538     134,839                              134,839
MISTRAS GROUP INC                COM              60649T107         201       7,896                                7,896
NOVAGOLD RES INC                 COM NEW          66987E206         259      30,500                               30,500
NOVOGEN LIMITED                  SPONSORED ADR    67010F103           7      16,753                               16,753
NU SKIN ENTERPRISES INC          CL A             67018T105       4,112      84,658                               84,658
NUVEEN MUN MKT OPPORTUNITY F     COM              67062W103         151      10,935                               10,935
NUVEEN FLOATING RATE INCOME      COM              67072T108         300      27,600                               27,600
OSI SYSTEMS INC                  COM              671044105         245       5,015                                5,015
PERRIGO CO                       COM              714290103         604       6,204                                6,204
PETSMART INC                     COM              716768106         391       7,626                                7,626
PIMCO CORPORATE INCOME FD        COM              72200U100         585      36,700                               36,700
POWERSHARES QQQ TRUST            UNIT SER 1       73935A104       1,181      21,149                               21,149
POWERSHARES DB CMDTY IDX TRA     UNIT BEN INT     73935S105       1,166      43,459                               43,459
POWERSHARES ETF TRUST            FTSE RAFI 1000   73935X583         509       9,320                                9,320
PRICESMART INC                   COM              741511109         540       7,760                                7,760
PROCTER & GAMBLE CO              COM              742718109         345       5,165                                5,165
PROSHARES TR                     PSHS ULSHT SP500 74347R883         193      10,000                               10,000
QUESTCOR PHARMACEUTICALS INC     COM              74835Y101         479      11,515                               11,515
RALPH LAUREN CORP                CL A             751212101         325       2,352                                2,352
RYDEX ETF TRUST                  S&P 500 EQ TRD   78355W106         442       9,560                                9,560
SPDR S&P 500 ETF TR              TR UNIT          78462F103       2,736      21,804                               21,804
SPDR INDEX SHS FDS               RUSS NOM SC JP   78463X822         781      19,000                               19,000
SPDR DOW JONES INDL AVRG ETF     UT SER 1         78467X109         353       2,900                                2,900
SALLY BEAUTY HLDGS INC           COM              79546E104         654      30,969                               30,969
SCHWAB STRATEGIC TR              US TIPS ETF      808524870       1,029      18,492                               18,492
SELECT SECTOR SPDR TR            SBI INT-UTILS    81369Y886         327       9,100                                9,100
SENSIENT TECHNOLOGIES CORP       COM              81725T100       1,345      35,500                               35,500
SIGNATURE BK NEW YORK N Y        COM              82669G104         498       8,298                                8,298
SILICON MOTION TECHNOLOGY CO     SPONSORED ADR    82706C108         321      15,690                               15,690
SOLARWINDS INC                   COM              83416B109         280      10,027                               10,027
SOURCEFIRE INC                   COM              83616T108         342      10,552                               10,552
SOVRAN SELF STORAGE INC          COM              84610H108         209       4,900                                4,900
TJX COS INC NEW                  COM              872540109         343       5,321                                5,321
                                 COM              88224Q107         532      17,380                               17,380
TOTAL S A                        SPONSORED ADR    89151E109       3,340      65,348                               65,348
ULTA SALON COSMETCS & FRAG I     COM              90384S303         431       6,646                                6,646
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP   92206C409         412       5,295                                5,295
VERIZON COMMUNICATIONS INC       COM              92343V104         238       5,943                                5,943
VISA INC                         COM CL A         92826C839       5,373      52,918                               52,918
W P CAREY & CO LLC               COM              92930Y107       1,533      37,447                               37,447